Loans and Borrowings	12 Months Ended
Jun. 30, 2021
Financial instruments [Abstract]
Loans and Borrowings	Loans and Borrowings

Accounting Policy

Term loans are classified as other financial liabilities and are measured at fair value at initial recognition and subsequently at amortized cost. Transactions costs are deferred and amortized over the term of the liability.

The changes in the carrying value of current and non-current credit facilities are as follows:

	Term loan credit facilities	Revolving credit facility
	$	$
Balance, June 30, 2019	139,900	—
Additions	64,394	22,000
Deferred financing fee	(1,937)	—
Gain on debt modification	(1,287)	—
Accretion	12,497	108
Interest payments	(6,516)	(108)
Principal repayments	(93,130)	(22,000)
Balance, June 30, 2020	113,921	—
Current portion	(113,921)	—
Long-term portion	—	—

Balance, June 30, 2020	113,921	—
Deferred financing fee	(1,425)	—
Loss on debt modification	396	—
Loss on debt settlement	2,195	—
Accretion	6,762	—
Interest payments	(4,345)	—
Principal repayments	(117,504)	—
Balance, June 30, 2021	—	—

On August 29, 2018, the Company entered into a secured credit agreement (as amended, the “Credit Agreement”) with Bank of Montreal (“BMO”) and certain lenders to establish a credit facility (as amended, the “Credit Facility”). Under the terms of the amended Credit Facility, the Company had access to an aggregate of $264.4 million comprised of a $50.0 million revolving credit facility (“Facility A”), a $150.0 million non-revolving facility (“Facility B”), and a $64.4 million non-revolving facility (“Facility C”).

On March 25, 2020, the Company utilized its $45.0 million restricted cash collateral balance to repay and permanently reduce the outstanding term loan balance under Facility C.

On March 27, 2020, the Company drew $22.0 million under Facility A which bears interest at a rate of 4.70%, based on a Canadian prime rate of 2.45% plus an applicable margin of 2.25%, payable monthly. Draws under Facility A were subject to a borrowing base limit determined based on certain eligible receivables less certain statutory payables. During the year ended June 30, 2020, the Company repaid the $22.0 million principal drawn under Facility A plus any unpaid and accrued interest.

During the year ended June 30, 2020, the Company sold all of its shares in Alcanna for gross proceeds of $27.6 million (Note 6(c)), of which $10.0 million was used to repay the principal outstanding under Facility C immediately and another $10.0 million was used to repay the principal outstanding under Facility C and Facility B on August 31, 2020. As of August 31, 2020, the Company’s Facility C had been fully repaid and canceled.

Under the terms of the First Amendment to First Amended and Restated Credit Agreement, the Company was subject to certain customary financial and non-financial covenants and restrictions. The Credit Facility was to mature on August 29, 2021 and had a first ranking general security interest in the assets of Aurora and the loans could be repaid at any time without penalty at Aurora’s discretion. Interest and standby fees were accrued at variable rates based on the Company’s borrowing elections and certain financial metrics.

The First Amendment to the First Amended and Restated Credit Agreement reformulated the financial covenants governing the Credit Facility, and as of the execution of the First Amendment to the First Amended and Restated Credit Agreement, the Company was required meet the following financial covenants:

•Total funded debt to shareholders’ equity is not to exceed 0.20:1 at any time. Total funded debt includes all obligations (except those noted below) which constitute debt and is calculated as the total principal outstanding under Facility A, Facility B, Facility C, the January 24, 2019 Senior Notes, total obligations under capital leases determined in accordance with IAS 17: Leases, and other obligations secured by Purchase-Money Security Interests, capitalized interest, the redemption price of any securities which are redeemable at the option of the holder, and any aggregate actual hedge liability. Total funded debt excludes accounts payable, payroll accruals, accruals in respect of normal business expenses and future income taxes;
•Maintenance of a minimum $35.0 million unrestricted cash balance at any time. Unrestricted cash is defined as the amount of cash held in bank accounts of secured companies maintained by BMO that are not subject to any lien or any other restriction that would prevent the Company from using such cash for operating purposes in the ordinary course of business, less any outstanding principal drawn under Facility A; and
•Achievement of quarterly minimum EBITDA thresholds beginning in the quarter ending September 30, 2020. For the purposes of this calculation, EBITDA is defined as the consolidated net income of the Company excluding the following: extraordinary or non-recurring income (expenses) and gains (losses), non‐cash gains (losses) (such as unrealized foreign exchange gains (losses)) and income of the unsecured subsidiaries (except to the extent that dividends in respect of such income have been paid in cash by such unsecured subsidiaries to a secured company); plus the following amounts (to the extent such amounts were deducted in determining such consolidated net income, and without duplication): (a) Interest, fees and expenses paid in connection with permitted funded debt; (b) income and capital taxes; (c) depreciation and amortization; (d) non‐cash charges and expenses such as unrealized foreign exchange losses and charges relating to the impairment of goodwill and other intangible assets; (e) non‐cash share‐based compensation; (f) extraordinary non-recurring expenses or losses to the extent approved by the lenders in writing; and (g) any other expenses approved in writing by the lenders in their discretion. The minimum thresholds were as follows:

(i)for the fiscal quarter ended September 30,2020: $5.0 million;
(ii)for the fiscal quarter ended December 31,2020: $5.0 million;
(iii)for the fiscal quarter ended March 31, 2021: $16.0 million;
(iv)for the fiscal quarter ended June 30, 2021: $25.0 million; and
(v)for the twelve month fiscal period ending June 30, 2021: $51.0 million

As of June 30, 2020, the Company had a total funded debt to shareholders’ equity ratio of 0.25:1 and an unrestricted cash balance of $143.9 million. As the Company exceeded its funded debt to shareholders’ equity covenant, all amounts outstanding under the Credit Facility were classified as a current liability in accordance with IAS 1 - Presentation of Financial Statements for the year ended June 30, 2020.

On September 9, 2020, the Company executed an amendment to the First Amendment to the First Amended and Restated Credit Agreement (the “Second Amendment to the First Amended and Restated Credit Agreement”) which restructures existing financial covenants and retroactively applies to and remedies the Company’s covenant breach as at June 30, 2020. Under the Second Amendment to the First Amended and Restated Credit Agreement, the Company was required to meet the following financial covenants:

•Total funded debt to shareholders’ equity is not to exceed 0.28:1 for the quarters ending June 30, 2020 and September 30, 2020, and shall be reduced to 0.25:1 for the quarter ending December 31, 2020 onwards. For the purposes of calculating the total funded debt to shareholders’ equity ratio, shareholders’ equity excludes the $172.3 million loss from the induced conversion of the March 2018 Debentures (Note 16(i));
•Total senior funded debt to EBITDA is not to exceed 3.00:1 at June 30, 2021. Total senior funded debt is defined as total funded debt of the Aurora and its subsidiaries, other than subordinated debt and such convertible notes as agreed to be excluded by the Lenders;
•Maintenance of a minimum $35.0 million unrestricted cash balance at any time; and
•Achievement of quarterly minimum EBITDA thresholds as follows:

(i)for the fiscal quarter ended September 30,2020: $(11.0) million;
(ii)for the fiscal quarter ended December 31,2020: $4.0 million;
(iii)for the fiscal quarter ended March 31, 2021: $10.0 million;
(iv)for the fiscal quarter ended June 30, 2021: $17.0 million; and
(v)for the twelve month fiscal period ending June 30, 2021: $20.0 million.

On December 17, 2020, the Company executed a second amended Credit Facility (the “Second Amended and Restated Credit Agreement”) which restructures existing financial covenants, extends the credit facility maturity date and adjusts certain repayment terms. Under the Second Amended and Restated Credit Agreement, the key amended terms are as follows:

•An extension of the maturity date from August 29, 2021 to December 31, 2022;
•A requirement to maintain a restricted cash balance of $50.0 million that can be used to repay, at any time at the Company’s discretion, the outstanding principal on Facility B on a 1:1 basis with a corresponding reduction in the restricted cash balance requirement;
•100% of net proceeds received from the sale of certain Canadian facilities will be used to repay the outstanding principal on Facility B up to a maximum of $36.5 million; these repayments will reduce the quarterly principal repayments evenly over the remaining term post June 30, 2021. 75% of net proceeds received in excess of $5.0 million from the sale of other properties will be used to repay the outstanding principal on Facility B; and
•A single financial covenant requiring a minimum unrestricted cash balance of the lesser of i) $75 million or ii) 225% of the outstanding principal on Facility B less any cash collateral.

Under the terms of both the First Amendment to the First Amended and Restated Credit Agreement and the Second Amended and Restated Credit Agreement, the Company elected, at its sole discretion, to receive advances under Facility B through certain availment options, which includes prime rate loans and bankers’ acceptances with monthly maturity dates that at the direction of the Company, roll over upon their maturities unless Aurora elects to convert the then outstanding principal and interest into prime rate loans at any time before December 31, 2022. During the year ended June 30, 2021, the Company elected to use both bankers’ acceptances and prime rate loans on its advances for Facility B with an average interest rate of 4.83%. In accordance with IFRS 9, the loan conversions and the December 17, 2020 loan amendment were determined to be non-substantial modification of the loan terms. As a result, the Company recognized a loss of $0.4 million for the year ended
June 30, 2021 in other (losses) gains (Note 22) in the statement of comprehensive loss, with a corresponding adjustment to the carrying value of the Credit Facility. The loss was determined based on the difference between the original contractual cash flows and the modified expected cash flows, which was discounted at the original effective interest rate.

On June 1, 2021, the Company fully repaid the $88.7 million principal outstanding under Facility B using the $50.0 million balance in restricted cash towards the repayment. As of June 30, 2021, the Company was fully released and discharged from all of its indebtedness and obligations under the Second Amended and Restated Credit Agreement. As a result of the settlement, the Company expensed the remaining $0.9 million deferred financing fees and recognized a $2.2 million loss on debt settlement.

As of June 30, 2021, the Company had a total of $1.8 million of letters of credit outstanding with BMO and $4.4 million cash collateral recognized in restricted cash for the outstanding letters of credit and the corporate credit card.